Revenue by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 416,069	$ 409,649	$ 1,692,539	$ 1,445,460	$ 1,313,566
CANADA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			13,914	12,671	16,386
UNITED KINGDOM
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			262,592	243,921	251,627
NORWAY
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			531,452	452,578	405,258
Africa
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			60,503	56,361	54,776
AUSTRALIA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			213,970	137,639	126,992
DENMARK
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			29,538	29,108	29,535
NETHERLANDS
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			94,663	95,835	119,234
BRAZIL
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			210,347	163,928	105,856
Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			93,782	107,305	93,671
Other European countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			139,955	112,188	49,539
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue			$ 41,823	$ 33,926	$ 60,692